Acquisitions - Consideration (Details) $ in Thousands, shares in Millions		12 Months Ended
	Apr. 07, 2015 USD ($) item shares	Dec. 31, 2015 USD ($)
Purchase Price Allocation
Equity consideration		$ 928,884
IGT
Acquisitions
Fair value assumption, weighted-average share price, number of days within consecutive trading days | item	10
Fair value assumption, weighted-average share price, number of consecutive trading days | item	20
Purchase Price Allocation
Cash consideration	$ 3,616,410
Equity consideration	928,884
Total purchase price	4,545,294
IGT | Shareholders
Purchase Price Allocation
Cash consideration	3,572,968
IGT | Employees
Purchase Price Allocation
Cash consideration	43,442
IGT | Common Stock
Purchase Price Allocation
Equity consideration	$ 917,300
IGT | Common Stock | Shareholders
Acquisitions
Shares issued as part of acquisition | shares	45.3
IGT | Restricted Stock Units (RSUs)
Acquisitions
Value of restricted stock units deemed to not have been earned	$ 16,200
Purchase Price Allocation
Equity consideration	$ 11,600
IGT | Restricted Stock Units (RSUs) | Employees
Acquisitions
Shares issued as part of acquisition | shares	1.4